Operating expenses by nature	12 Months Ended
Dec. 31, 2017
Expense By Nature [Abstract]
Operating expenses by nature

13. Operating expenses by nature

	Year ended December 31,
in USD ‘000	2017	2016	2015
External research and development costs	43,268	16,811	10,784
Staff costs (note 14)	17,999	7,436	7,313
Professional fees	2,862	4,016	743
Rents	592	427	367
Travel expenses	1,073	541	313
Patent registration costs	426	512	87
Depreciation	70	46	36
Other	1,190	374	203
Total operating expenses by nature	67,480	30,163	19,846

Due to the difficulty in assessing when research and development projects would generate revenue, the Group expenses all research and development costs on the consolidated statement of comprehensive loss. In 2017, research and development expenses amounted to USD 54.9 million (2016: USD 23.7 million, 2015: USD 16.9 million).

The depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2017	2016	2015
Research and development expenses	44	35	28
General and administrative expenses	26	11	8
Total depreciation	70	46	36